Taxes recoverable	12 Months Ended
Dec. 31, 2017
Taxes recoverable [Abstract]
Taxes recoverable
6.	Taxes recoverable

Description	2017	2016

Corporate income tax (IRPJ)	56,342	50,636
Social contribution tax on net profit (CSLL)	16,743	9,846
Social security contribution tax (INSS)	19,669	30,029
Integration program (PIS) / Social security financing (COFINS)/Social contribution tax	9,259	3,203
Withholding income tax (IRRF)	16,946	10,425
PIS/COFINS recoverable on acquisition of assets	13,099	8,173
Other	21,953	9,922
Total	154,011	122,234
Current	101,870	117,782
Non-current	52,141	4,452

For further information on the type and nature of the taxes that the Company is subject to, please see Note 17.